Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense Included in Consolidated Statements of Income

The components of income tax expense included in the Consolidated Statements of Income were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Current income tax expense:
Federal	$98,153	83,518	98,802
State	2,572	4,666	4,221
Foreign	14,092	12,922	8,682

Total current income tax expense	114,817	101,106	111,705

Deferred income tax expense (benefit):
Federal	1,395	3,126	(2,970)
State	411	61	(643)
Foreign	(1,521)	(1,696)	(2,004)

Total deferred income tax expense (benefit)	285	1,491	(5,617)

Total income tax expense	$115,102	102,597	106,088

Components of Income Tax Before Income Tax

	Years Ended December 31,
(in thousands)	2012	2011	2010
Components of income before income tax expense :
Domestic	$320,581	279,416	286,490
Foreign	34,273	37,135	21,322

Total income before income tax expense	$354,854	316,551	307,812

Income Tax Expense Differed from Amounts Computed by Applying Statutory U.S. Federal Income Tax Rate to Income before Income Taxes, Noncontrolling Interest and Equity in Income of Equity Investments

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Computed “expected” income tax expense	$124,199	110,793	107,734
Increase (decrease) in income tax expense resulting from:
International tax rate differential	2,781	1,831	(4,376)
State income tax expense (benefit), net of federal income tax effect	2,143	3,164	2,326
Increase in valuation allowance	193	3,773	2,564
Tax credits	(3,762)	(9,044)	(2,824)
Deduction for domestic production activities	(5,727)	(5,524)	—
Permanent differences and other, net	(4,725)	(2,396)	664

Total income tax expense	$115,102	102,597	106,088

Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability at December 31, 2012 and 2011 relate to the following:

	At December 31,
(in thousands)	2012	2011
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$24,405	25,937
Allowances for doubtful accounts and billing adjustments	644	1,113
Deferred revenue	18,645	19,031
Purchase accounting adjustments	—	15,889
Other, net	41,348	37,123

Total deferred income tax assets	85,042	99,093
Less valuation allowance for deferred income tax assets	(19,400)	(19,207)

Net deferred income tax assets	65,642	79,886

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(36,682)	(42,351)
Computer software development costs	(39,637)	(40,339)
Purchase accounting adjustments	(4,514)	—
Foreign currency translation	(8,574)	(6,432)
Other, net	(9,150)	(6,712)

Total deferred income tax liabilities	(98,557)	(95,834)

Net deferred income tax liabilities	$(32,915)	(15,948)

Total net deferred tax assets (liabilities):
Current	$9,825	12,872
Noncurrent	(42,740)	(28,820)

Net deferred income tax liability	$(32,915)	(15,948)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax liabilities is as follows (1):

(in millions)	Year Ended December 31, 2012
Beginning balance	$5.7
Current activity:
Additions based on tax positions related to current year	1.4
Additions for tax positions of prior years	2.0
Reductions for tax positions of prior years	(0.1)
Settlements	—

Net, current activity	3.3

Ending balance	$9.0

(1)	Unrecognized state tax liabilities are not adjusted for the federal tax impact.